Summary of significant accounting policies (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Summary of significant accounting policies
Net loss	¥ (411,327)		¥ (594,194)	¥ (1,607,146)	$ (221,634)	¥ (1,176,758)	¥ (440,004)
Net cash used in operating activities	962,893	$ 132,789	¥ 337,722	461,337	$ 63,620	¥ 907,283	¥ 368,046
Working capital	¥ 422,243			¥ 74,108